Security Deposits and Maintenance Reserves - Schedule of Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Deposits	R$ 1,651,533	R$ 1,546,720
Current assets	258,212	144,192
Non current assets	1,393,321	1,402,528
Security deposits [member]
Disclosure of fair value measurement of assets [line items]
Deposits	152,635	225,230
Non current assets	152,635
Maintenance reserve deposits [member]
Disclosure of fair value measurement of assets [line items]
Deposits	1,498,898	R$ 1,321,490
Current assets	258,212
Non current assets	R$ 1,240,686